Summary of Significant Accounting Policies (Details Narrative) (10K) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Digital currency
Conversion of Debt [Member]
Anti-dilutive shares	10,730,310
Exercise of Stock Options [Member]
Anti-dilutive shares	733,331